SUPPLEMENTARY CASH FLOW INFORMATION (Schedule of Change in Non-cash Operating Working Capital) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Supplementary Cash Flow Information Schedule Of Change In Non-cash Operating Working Capital
Trade and other receivables	$ 330	$ 169
Inventories	1,798	(606)
Prepaids and deposits	184	500
Accounts payable and accrued liabilities	(1,616)	3,962
Deposits received	1,236	(3,343)
Due from a related party	(170)	(23)
Total changes in non-cash operating working capital	$ 1,762	$ 659